Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Net inventory provision	$ 30.5	$ 4.9	$ 17.0
Inventory write down, percentage related to specified aged inventory (percent)	66.67%
Inventory write-down		7.2
Reversal of inventory write-down		2.3
Deposits from customers	$ 825.6	$ 434.0